Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities [Table Text Block]
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity

Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	Subscription service
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	Subscription service
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	Subscription service
Jujin Software (Shenzhen) Co., Ltd. ("CFO Jujin")	Shenzhen, PRC	Mar. 9, 2007	100%	Subscription service
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	Subscription service
Zhengning Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengning")	Shanghai, PRC	Jan. 31, 2007	100%	Subscription service
iSTAR Financial Holdings Limited (former name: Daily Growth Financial Holdings Limited) ("iSTAR FinancialHoldings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co., Limited (former name: Daily Growth Securities Limited) ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co., Limited (former name: Daily Growth Futures Limited) ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Limited (former name: Daily Growth Wealth Management Limited) ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
iSTAR International Investment Services Co., Limited (former name: Daily Growth Investment Services Limited) ("iSTAR Investment Services")	Hong Kong, PRC	Jun. 30, 2009	85%	N/A
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Hong Kong Genius Information Technology Co., Ltd. ("CFO HK Genius")	Hong Kong, PRC	May. 18, 2010	100%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying")	Beijing, PRC	Jan. 9, 2009	Nil	Investment advising
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand ")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription, and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	Subscription service

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
	Year ended December 31,
	2011	2012

Total assets	$33,120,325	$39,592,530
Total liabilities	$16,431,574	$17,141,853

Schedule of Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Net revenue	$25,737,779	$27,837,567	$17,271,563
Net income (loss)	$3,614,094	$(7,573,823)	$(6,948,118)

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Net cash provided by (used in) operating activities	$7,926,255	$(11,948,507)	$(13,860,354)
Net cash provided by (used in) investing activities	178,192	(7,726,567)	3,449,449
Net cash provided by (used in) financing activities	2,629,738	(37,146,641)	6,461,007
Effect of exchange rate changes	1,922,878	895,082	52,740